Segment Information - Schedule of Significant Segment Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Revenues		$ 510,894	$ 412,977	$ 341,029
Data and streaming rights		(188,053)	(153,802)	(128,507)
Media direct costs		(55,230)	(39,913)	(37,644)
Other direct variable costs		(54,839)	(57,367)	(55,295)
Employee expenses		(138,021)	(120,382)	(121,019)
Capitalized software development costs		51,963	44,158	41,387
Overhead costs		(54,678)	(43,704)	(61,922)
Other segment items	[1]	(135,076)	(127,501)	(159,665)
Net loss		$ (63,040)	$ (85,534)	$ (181,636)

[1]	Other segment items include transaction expenses, stock-based compensation, amortization of internally developed software costs, other depreciation and amortization, interest income (expense), net, gain (loss) on fair value remeasurement of contingent consideration, change in fair value of derivative warrant liabilities, loss on abandonment of assets, (loss) gain on foreign currency, income tax expense, gain from equity method investment and loss on disposal of assets